RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS (Details 1) - USD ($) shares in Thousands, $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Previously stated [member]
IfrsStatementLineItems [Line Items]
Total accounts payable and accrued liabilities	$ 5,504
Stock options exercisable, end of period	2,246,507
Share-based compensation expense, approximate	$ 2,300
Ordinary shares repurchased	1,196,295
Pre-funded warrants repurchased	633,931
Short-term employee benefits (salary, bonus, etc.)		$ 13,787
As Restated [Member]
IfrsStatementLineItems [Line Items]
Total accounts payable and accrued liabilities	$ 4,146
Stock options exercisable, end of period	1,350,947
Share-based compensation expense, approximate	$ 1,700
Ordinary shares repurchased	1,095,000
Pre-funded warrants repurchased	724,133
Short-term employee benefits (salary, bonus, etc.)		$ 1,378